Long-term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Term loans/Credit facilities	$ 1,519,168	$ 1,607,500
Less: Deferred financing costs	(47,802)	(54,090)
Total debt	2,771,366	2,853,410
Less: Current portion	(13,271)	(169,780)
Long-term portion	2,758,095	2,683,630
9.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Notes	500,000	500,000
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	$ 800,000	$ 800,000